Securities (Schedule Of Marketable Securities In Unrealized Loss Position ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 security	Dec. 31, 2013 security
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position	27	49
Available for sale, Less than 12 months Estimated fair value	$ 7,632	$ 31,754
Available for sale, Less than 12 months Unrealized loss	(62)	(1,289)
Available for sale, 12 months and greater, Estimated fair value	18,318	5,496
Available for sale, 12 months and greater, Unrealized loss	(524)	(473)
Available for sale, Total Estimated fair value	25,950	37,250
Available for sale, Total Unrealized loss	(586)	(1,762)
Held to maturity, Total number in a loss position	7	15
Held to maturity, Less than 12 months Estimated fair value		17,249
Held to maturity, Less than 12 months Unrealized loss		(1,180)
Held to maturity, 12 months and greater, Estimated fair value	9,684	114
Held to maturity, 12 months and greater, Unrealized loss	(229)	(5)
Held to maturity, Total Estimated fair value	9,684	17,363
Held to maturity, Total Unrealized loss	(229)	(1,185)
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position	4	5
Available for sale, Less than 12 months Estimated fair value		5,591
Available for sale, Less than 12 months Unrealized loss		(332)
Available for sale, 12 months and greater, Estimated fair value	4,590
Available for sale, 12 months and greater, Unrealized loss	(93)
Available for sale, Total Estimated fair value	4,590	5,591
Available for sale, Total Unrealized loss	(93)	(332)
Held to maturity, Total number in a loss position	2	3
Held to maturity, Less than 12 months Estimated fair value		5,354
Held to maturity, Less than 12 months Unrealized loss		(460)
Held to maturity, 12 months and greater, Estimated fair value	4,316
Held to maturity, 12 months and greater, Unrealized loss	(124)
Held to maturity, Total Estimated fair value	4,316	5,354
Held to maturity, Total Unrealized loss	(124)	(460)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position	7	19
Available for sale, Less than 12 months Estimated fair value		8,575
Available for sale, Less than 12 months Unrealized loss		(453)
Available for sale, 12 months and greater, Estimated fair value	4,103	934
Available for sale, 12 months and greater, Unrealized loss	(35)	(101)
Available for sale, Total Estimated fair value	4,103	9,509
Available for sale, Total Unrealized loss	(35)	(554)
Held to maturity, Total number in a loss position		2
Held to maturity, Less than 12 months Estimated fair value		986
Held to maturity, Less than 12 months Unrealized loss		(17)
Held to maturity, Total Estimated fair value		986
Held to maturity, Total Unrealized loss		(17)
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position	9	13
Available for sale, Less than 12 months Estimated fair value	6,579	13,226
Available for sale, Less than 12 months Unrealized loss	(16)	(398)
Available for sale, 12 months and greater, Estimated fair value	5,889	1,474
Available for sale, 12 months and greater, Unrealized loss	(131)	(77)
Available for sale, Total Estimated fair value	12,468	14,700
Available for sale, Total Unrealized loss	(147)	(475)
Held to maturity, Total number in a loss position	3	7
Held to maturity, Less than 12 months Estimated fair value		6,333
Held to maturity, Less than 12 months Unrealized loss		(193)
Held to maturity, 12 months and greater, Estimated fair value	2,586	114
Held to maturity, 12 months and greater, Unrealized loss	(29)	(5)
Held to maturity, Total Estimated fair value	2,586	6,447
Held to maturity, Total Unrealized loss	(29)	(198)
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position		3
Available for sale, Less than 12 months Estimated fair value		368
Available for sale, Less than 12 months Unrealized loss		(1)
Available for sale, Total Estimated fair value		368
Available for sale, Total Unrealized loss		(1)
Held to maturity, Total number in a loss position	1	2
Held to maturity, Less than 12 months Estimated fair value		3,668
Held to maturity, Less than 12 months Unrealized loss		(437)
Held to maturity, 12 months and greater, Estimated fair value	1,822
Held to maturity, 12 months and greater, Unrealized loss	(53)
Held to maturity, Total Estimated fair value	1,822	3,668
Held to maturity, Total Unrealized loss	(53)	(437)
Corporate and Other Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position	7	9
Available for sale, Less than 12 months Estimated fair value	1,053	3,994
Available for sale, Less than 12 months Unrealized loss	(46)	(105)
Available for sale, 12 months and greater, Estimated fair value	3,736	3,088
Available for sale, 12 months and greater, Unrealized loss	(265)	(295)
Available for sale, Total Estimated fair value	4,789	7,082
Available for sale, Total Unrealized loss	(311)	(400)
Held to maturity, Total number in a loss position	1	1
Held to maturity, Less than 12 months Estimated fair value		908
Held to maturity, Less than 12 months Unrealized loss		(73)
Held to maturity, 12 months and greater, Estimated fair value	960
Held to maturity, 12 months and greater, Unrealized loss	(23)
Held to maturity, Total Estimated fair value	960	908
Held to maturity, Total Unrealized loss	$ (23)	$ (73)